LINE OF CREDIT PAYABLE – RELATED PARTY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Aug. 08, 2013
Notes to Financial Statements
Director and shareholder		$ 500,000
Line of credit bears interest		2%
Amount of general corporate purposes	320,240
Remaining balance	179,760
Accrued interest	1,637
Interest expense	$ 1,637